Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

On February 12, 2018, the Company was served with a complaint from Viber Media, Inc. ("Viber") for reimbursement of attorney's fees and costs totaling $528 arising from a past litigation with Viber. The Company is vigorously defending their rights in this case as we believe this demand is premature as litigation is ongoing. The Company has no accrual related to this complaint as of June 30, 2020 given the premature nature of the motion. On June 15, 2020, the claims against the Company and its subsidiary were dismissed.

On July 6, 2017, the Company received notice an existing legal claim against Accent InterMedia ("AIM") had been amended to include claims against the Company. The claims brought against the Company include failure to comply with certain judgments for collection of funds by the plaintiff while having a controlling interest in AIM via its ownership of Transaction Processing Products ("TPP"). On April 17, 2019, the Company entered into a settlement agreement (the "SVS Settlement Agreement") with Comdata, Inc. d/b/a Stored Value Solutions ("SVS") whereby the Company will pay a total of $37 over 7 months, starting July 1, 2019. Only in the event that the Company defaults by failing to make timely payments, SVS may file in Kentucky for the judgment of $70. On February 13, 2020, the Company completed the payments in accordance with the SVS Settlement Agreement and the case was dismissed.

On December 20, 2017, a Complaint was filed by J. P. Carey Enterprises, Inc., alleging a claim for $473 related to the Franjose Yglesias-Bertheau filed lawsuit against PLKD listed above. Even though the Company made the agreed payment of $10 on January 2, 2017 and issued 12,002 shares as conversion of the $70 note as agreed in the settlement agreement, the Plaintiff alleges damages which the Company claims are without merit because they received full compensation as agreed. The Company is in the process of defending itself against these claims. On January 29, 2019, the Company was served with a complaint by J.P. Carey Enterprises, Inc., ("JP Carey") which was filed in Fulton County, Georgia claiming similar issues as to the previous complaint, with the new claimed damages totaling $1,108. JP Carey and the Company filed a motion for a summary judgement. On June 23, 2020, the case was transferred to the Business Court at the request of the Superior Court Judge previously assigned to the case. Judge Ellerbe from the Business Court has been assigned as the new judge. On June 29, 2020, the Business Court held a status conference to review the status of the case, the pending motions, and to set a case schedule. At the status conference, the Court indicated that it would review the pending cross-motions for summary judgment and the Company's motion to strike JP Carey's late-disclosed expert and contact the parties about setting an oral hearing on both motions at a later date. The Company is defending its position vigorously.

On September 28, 2018, the Company was notified of a complaint filed against it by a former supplier. The Company has not yet received formal service of the complaint and is awaiting such service at which time it can fully assess the complaint. The Company has not accrued any losses as of June 30, 2020 related to the complaint given the early nature of the process.

On November 7, 2018, the Company was served with a complaint by IDT Domestic Telecom, Inc. vs the Company and its subsidiary Limecom, Inc. for telecommunications services provided to the Subsidiary during 2018 in the amount of $50. The Company has no accrual as of June 30, 2020 related to the complaint given the early nature of the process. The Company intends to file a motion to dismiss the Company as a defendant since the Company has no contractual relationship with the plaintiff. A court ordered mandatory arbitration session took place and the arbitration findings were issued on June 19, 2020 and a request for trial de novo was filed on July 16, 2020 in order to have the matter docketed on the calendar.

On May 1, 2019, the Company received a Notice of Demand for Arbitration (the "Demand") from Secure IP Telecom, Inc. ("Secure IP), who allegedly had a Reciprocal Carrier Services Agreement (RCS) exclusively with Limecom and not with Cuentas. The Demand originated from a Demand for Arbitration that Secure IP received from VoIP Capital International ("VoIP") in March 2019, demanding $1,053 in damages allegedly caused by unpaid receivables that Limecom assigned to VoIP based on the RCS. On June 5, 2020, Secure IP Telecom, Inc. ("SecureIP") filed a complaint against Limecom, Inc., ("Limecom"), Heritage Ventures Limited ("Heritage"), an unrelated third party and owner of Limecom, and the Compasny. The complaint primarily concerns alleged indebtedness owed SecureIP by Limecom. SecureIP also alleges that Cuentas received certain transfers of funds which it alleges may be an avoidable transfer under Florida Statute §725.105 up to $1,053. Cuentas is contemplating filing a motion to dismiss the complaint and disputes that it received the alleged $1,053 from Limecom. Moreover, to the extent Cuentas has exposure for any transfers from Limecom, both Limecom and Heritage have indemnified Cuentas for any such liability. The Company will vigorously defend its position to be removed as a named party in this action due to the fact that Cuentas rescinded the Limecom acquisition on January 30, 2019.

On January 24, 2020, the Company received a Corrected Notice of Hearing regarding Qualtel SA de CV, a Mexican Company vs Next Communications, Inc. for a "Plaintiff's Motion for Order to Show Cause and/or for Contempt as to Non-Party, Cuentas, Inc." The Company retained a counsel and will vigorously defend its position.

The Company executed a lease for office space effective November 1, 2019. The lease requires monthly rental payments of $6.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

On February 12, 2018, the Company was served with a complaint from Viber Media, Inc. ("Viber") for reimbursement of attorney's fees and costs totaling $528 arising from a past litigation with Viber. The Company is vigorously defending their rights in this case as we believe this demand is premature as litigation is ongoing. The Company has no accrual related to this complaint as of December 31, 2018 given the premature nature of the motion.

On July 6, 2017, the Company received notice an existing legal claim against Accent InterMedia ("AIM") had been amended to include claims against the Company. The claims brought against the Company include failure to comply with certain judgments for collection of funds by the plaintiff while having a controlling interest in AIM via its ownership of Transaction Processing Products ("TPP"). On April 17, 2019, the Company entered into a settlement agreement (the "SVS Settlement Agreement") with Comdata, Inc. d/b/a Stored Value Solutions ("SVS") whereby the Company will pay a total of $37 over 7 months, starting July 1, 2019. Only in the event that the Company defaults by failing to make timely payments, SVS may file in Kentucky for the judgment of $70. As of December 31, 2019, the Company paid $25 the stipulated amount in accordance with the SVS Settlement Agreement (See note 12).

On December 20, 2017, a Complaint was filed by J. P. Carey Enterprises, Inc., alleging a claim for $473 related to the Franjose Yglesias-Bertheau filed lawsuit against PLKD listed above. Even though the Company made the agreed payment of $10 on January 2, 2017 and issued 12,002 shares as conversion of the $70 note as agreed in the settlement agreement, the Plaintiff alleges damages which the Company claims are without merit because they received full compensation as agreed. The Company is in the process of defending itself against these claims. On January 29, 2019, the Company was served with a complaint by J.P. Carey Enterprises, Inc., ("JP Carey") which was filed in Fulton County, Georgia claiming similar issues as to the previous complaint, with the new claimed damages totaling $1,108. The Company has hired an attorney and feels these claims are frivolous and is defending the situation vigorously.

On September 28, 2018, the Company was notified of a complaint filed against it by a former supplier. The Company has not yet received formal service of the complaint and is awaiting such service at which time it can fully assess the complaint. The Company has not accrued any losses as of December 31, 2018 related to the complaint given the early nature of the process.

On November 7, 2018, the Company was served with a complaint by IDT Domestic Telecom, Inc. vs the Company and its subsidiary Limecom, Inc. for telecommunications services provided to the Subsidiary during 2018 in the amount of $50. The Company has no accrual as of December 31, 2019 related to the complaint given the early nature of the process. The Company intends to file a motion to dismiss the Company as a defendant since the Company has no contractual relationship with the plaintiff.

On May 1, 2019, the Company received a Notice of Demand for Arbitration (the "Demand") from Secure IP Telecom, Inc. ("Secure IP), who allegedly had a Reciprocal Carrier Services Agreement (RCS) exclusively with Limecom and not with Cuentas. The Demand originated from a Demand for Arbitration that Secure IP received from VoIP Capital International ("VoIP") in March 2019, demanding $1,053 in damages allegedly caused by unpaid receivables that Limecom assigned to VoIP based on the RCS. The Company will vigorously defend its position to be removed as a named party in this action due to the fact that Cuentas rescinded the Limecom acquisition on January 30, 2019.

The Company executed a lease for office space effective November 1, 2019. The lease requires monthly rental payments of $6.